Share Capital (Details) - USD ($)		Nov. 25, 2024	Dec. 31, 2025	Dec. 02, 2025	Jun. 03, 2025	Jan. 01, 2025	Dec. 31, 2024		Nov. 30, 2024	Oct. 31, 2024	Dec. 31, 2023
Share Capital [Line Items]
Shares authorized		1,680	1,887,814,313,346				500,000,000	[1]
Shares par value (in Dollars per share)						$ 0.0001
Share amount (in Dollars)	[2]
AMTD Digital Inc. [Member]
Share Capital [Line Items]
Shares issued										5,107
Cash consideration (in Dollars)		$ 100,000,000
AMTD IDEA Group [Member]
Share Capital [Line Items]
Shares issued										4,880
AMTD Group Inc [Member]
Share Capital [Line Items]
Shares issued										12
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized					474,364,896
Shares issued			1		6,137
Shares par value (in Dollars per share)			$ 11.5
Transferred shares				15,000,000
Class A Ordinary Shares [Member] | AMTD Digital Inc. [Member]
Share Capital [Line Items]
Shares issued		13,333,333
Class B Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized					19,280,803
Shares issued			19,285,911		5,108
Shares par value (in Dollars per share)			$ 0.0001		$ 0.0001
Transferred shares				15,000,000
Voting Class A Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized			1,791,048,851,869					[1]
Shares issued			474,371,033
Shares par value (in Dollars per share)			$ 0.0001
Voting Class A Ordinary Shares [Member] | Black Spade II [Member]
Share Capital [Line Items]
Shares issued			6,004,126
Hong Kong [Member]
Share Capital [Line Items]
Shares issued									857
New York [Member]
Share Capital [Line Items]
Shares issued									388
Redesignated amount [member]
Share Capital [Line Items]
Shares issued			1,887,814,313,346.23
Shares par value (in Dollars per share)			$ 0.0000000264856557377049
Share amount (in Dollars)			$ 50,000
Redesignated amount [member] | Class A Ordinary Shares [Member]
Share Capital [Line Items]
Shares par value (in Dollars per share)					$ 0.0001
Redesignated amount [member] | Class B Ordinary Shares [Member]
Share Capital [Line Items]
Shares issued			72,816,437,663.4429
Shares par value (in Dollars per share)			$ 0.0000000264856557377049
Redesignated amount [member] | Voting Class A Ordinary Shares [Member]
Share Capital [Line Items]
Shares issued			1,791,048,851,868.47
Shares par value (in Dollars per share)			$ 0.0000000264856557377049
Redesignated amount [member] | Non-voting redeemable preferred shares [Member]
Share Capital [Line Items]
Shares issued			23,949,023,814.3133
Reclassification and Re-Designation [Member]
Share Capital [Line Items]
Share amount (in Dollars)			$ 50,000
Non-voting redeemable preferred shares [Member]
Share Capital [Line Items]
Shares authorized		1,680	23,949,023,814				1,680	[1]
Shares issued			6,343,056
Shares par value (in Dollars per share)			$ 0.0001
Non-voting redeemable preferred shares [Member] | AMTD Digital Inc. [Member]
Share Capital [Line Items]
Shares issued		1,680
Non-voting redeemable preferred shares [Member] | Redesignated amount [member]
Share Capital [Line Items]
Shares par value (in Dollars per share)			$ 0.0000000264856557377049
Non-Voting Preferred Shares [Member]
Share Capital [Line Items]
Shares authorized					6,341,376
Shares par value (in Dollars per share)					$ 0.0001

[1]	As of January 1, 2025, the share capital is at par value of US$0.0001 each.
[2]	The amount is less than US$1,000.